Document and Entity Information	Jun. 16, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2016
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Jun. 16, 2016
Document Effective Date	Jun. 16, 2016
Prospectus Date	Oct. 01, 2015
Small Cap Aggressive Growth Fund | Small Cap Aggressive Growth Fund
Prospectus:
Trading Symbol	VSAGX